Additional Information to the Statements of Comprehensive Loss - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 3,492	$ 3,687
Cost of Revenue - Lease [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	2,444	2,218
Cost of Revenue - Sales [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 1,048	$ 1,746